Non-controlling Interests - Additional Information (Detail) - Oyu Tolgoi [member] - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Investments in subsidiary on behalf of noncontrolling interest	$ 1,378.4	$ 1,240.7
Accrued interest on Investments in subsidiary on behalf of noncontrolling interest	$ 804.4	$ 654.9